Cover Page	Jul. 21, 2020	Apr. 21, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Jul. 21, 2020
Entity Registrant Name		Fulton Financial Corporation
Entity Central Index Key		0000700564
Amendment Flag		false
Entity Incorporation, State or Country Code		PA
Entity File Number		0-10587
Entity Tax Identification Number		23-2195389
Entity Address, Address Line One		One Penn Square,
Entity Address, City or Town		Lancaster,
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		17604
City Area Code		717
Local Phone Number		291-2411
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, par value $2.50
Trading Symbol		FULT
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false